Available-for-Sale-Securities - Classification of Available-for-Sale Securities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Abstract]
Cash equivalents	$ 10,647	$ 21,129
Marketable securities	75,772	70,323	$ 18,061
Total	$ 86,419	$ 91,452